FROST GROWTH EQUITY FUND April 30, 2026 (Unaudited)

Description	Shares	Value
COMMON STOCK§ — 99.8%
Communication Services — 16.2%
Alphabet, Cl C	30,092	$11,493,339
Alphabet, Cl A	24,898	9,580,750
Meta Platforms, Cl A	13,769	8,425,389
Netflix *	36,413	3,408,621
Reddit, Cl A *	2,013	296,374
Spotify Technology *	3,509	1,566,944
		34,771,417
Consumer Discretionary — 13.2%
Amazon.com *	52,147	13,822,084
Birkenstock Holding *	15,246	590,630
Booking Holdings	7,025	1,182,729
Chipotle Mexican Grill, Cl A *	14,396	489,320
Dutch Bros, Cl A *	20,458	1,176,539
Home Depot	3,424	1,125,811
O'Reilly Automotive *	29,006	2,883,196
Royal Caribbean Cruises	6,160	1,624,762
Tesla *	10,001	3,816,682
TJX	11,012	1,726,131
		28,437,884
Consumer Staples — 2.3%
Coca-Cola	14,695	1,157,378
Costco Wholesale	2,972	3,015,183
Monster Beverage *	9,678	745,884
		4,918,445
Financials — 6.2%
Adyen ADR *	71,448	803,790
Arthur J Gallagher	3,749	773,794
Mastercard, Cl A	8,610	4,330,141
Moody's	4,891	2,258,908
Visa, Cl A	15,676	5,170,572
		13,337,205
Health Care — 8.0%
AbbVie	6,261	1,323,074
Danaher	5,734	1,026,099
Eli Lilly	7,214	6,742,205
Insmed *	6,292	857,788
Intuitive Surgical *	8,503	3,891,058
Medline, Cl A *	28,568	1,270,419
UnitedHealth Group	2,986	1,106,253
Vertex Pharmaceuticals *	2,175	929,552
		17,146,448
Industrials — 6.0%
Boeing *	6,324	1,448,386
Eaton	3,300	1,428,933
GE Vernova	2,407	2,607,888
General Electric	13,405	3,886,511
Trane Technologies	3,261	1,606,173
TransDigm Group	1,108	1,285,258
Uber Technologies *	9,985	744,981
		13,008,130
Information Technology — 47.0%
Advanced Micro Devices *	7,572	2,684,198
Apple	74,094	20,105,407
Arista Networks *	14,760	2,549,200
ASML Holding, Cl G	809	1,164,143
Broadcom	31,259	13,048,444
Description	Shares	Value
Datadog, Cl A *	8,291	$1,095,987
Intuit	2,944	1,143,744
KLA	721	1,262,003
Microsoft	44,894	18,306,875
Monolithic Power Systems	1,770	2,857,506
NVIDIA	146,510	29,239,001
Oracle	10,252	1,654,570
Palantir Technologies, Cl A *	6,567	913,535
Palo Alto Networks *	9,386	1,683,098
ServiceNow *	15,066	1,330,479
Snowflake, Cl A *	9,537	1,301,514
Synopsys *	1,775	856,615
		101,196,319
Materials — 0.3%
Sherwin-Williams	1,969	633,250

Real Estate — 0.6%
American Tower ‡	6,586	1,203,328

Total Common Stock
(Cost $75,038,607)		214,652,426

Total Investments — 99.8%
(Cost $75,038,607)		$214,652,426

Percentages are based on Net Assets of $214,999,229.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

FIA-QH-001-3700

FROST TOTAL RETURN BOND FUND April 30, 2026 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 46.0%
Agency Mortgage-Backed Obligation — 36.0%
FHLMC
6.000%, 08/01/53 to 09/01/53	$32,972,378	$34,035,491
5.500%, 08/01/54 to 11/01/54	139,560,051	140,769,000
5.000%, 06/01/54	27,419,498	27,080,878
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
5.947%, 11/25/52 (A)(B)	30,062,155	25,959,061
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	4,387,308	4,246,029
FHLMC, Ser 2024-5406, Cl PO, PO
0.000%, 03/25/52 (C)(D)	61,032,960	42,024,751
FHLMC, Ser 2024-5417, Cl JA
5.500%, 08/25/44	64,025,549	65,110,430
FHLMC, Ser 2024-5425, Cl A
5.500%, 09/25/44	57,613,815	58,593,273
FHLMC, Ser 2024-5429, Cl DV
6.000%, 04/25/35	12,205,297	12,425,830
FHLMC, Ser 2024-5491, Cl C
5.500%, 11/25/50	31,821,130	31,931,905
FNMA
6.500%, 11/01/53	18,496,655	19,223,628
6.000%, 09/01/53	13,181,987	13,340,168
5.500%, 05/01/44 to 01/01/54	17,573,219	17,754,596
5.000%, 11/01/39 to 07/01/53	23,611,838	23,579,401
2.710%, 09/01/29	8,000,000	7,648,735
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	3,661,057	3,551,120
FNMA, Ser 2024-25, Cl A
6.000%, 03/25/44	9,955,933	10,216,964
FNMA, Ser 2024-25, Cl AD
5.000%, 03/25/44	12,444,917	12,439,539
GNMA
6.500%, 01/20/54	1,418,730	1,471,572
6.000%, 10/20/54	1,856,168	1,864,737
5.000%, 10/20/54 to 02/20/55	108,646,604	107,687,732
GNMA, Ser 107, Cl B
4.750%, 03/16/53	35,000,000	33,917,405
GNMA, Ser 130, Cl AG
4.500%, 04/16/59	49,574,437	47,472,694
GNMA, Ser 142, Cl AD
5.000%, 05/16/67 (A)	9,945,858	9,711,646
GNMA, Ser 145, Cl AC
4.750%, 11/16/66	49,706,072	48,330,740
GNMA, Ser 167, Cl A
4.500%, 04/01/60 (A)	24,828,426	24,087,313
GNMA, Ser 176, Cl AH
4.750%, 05/16/65 (A)	31,464,832	30,314,663
GNMA, Ser 182, Cl AC
4.750%, 12/16/66	94,800,105	92,507,146
Description	Face Amount	Value
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	$11,876,207	$2,322,870
GNMA, Ser 202, Cl AN
4.500%, 09/16/67 (A)	24,918,587	23,675,964
GNMA, Ser 2020-189, Cl IJ, IO
2.500%, 12/20/50	16,021,279	2,088,465
GNMA, Ser 2021-8, Cl IG, IO
2.500%, 01/20/51	21,108,883	2,463,396
GNMA, Ser 2022-182, Cl PO, PO
0.000%, 10/20/52 (C)(D)	21,449,789	15,231,984
GNMA, Ser 2022-201, Cl PO, PO
0.000%, 11/20/52 (C)(D)	12,840,719	9,420,574
GNMA, Ser 2023-122, Cl G
5.500%, 05/20/46	2,907,776	2,920,340
GNMA, Ser 2023-151, Cl PO, PO
0.000%, 10/20/53 (C)(D)	20,847,231	17,263,836
GNMA, Ser 2023-163, Cl B
6.000%, 02/20/48	11,303,397	11,527,162
GNMA, Ser 2023-163, Cl LB
6.000%, 02/20/48	10,000,000	10,221,067
GNMA, Ser 2023-196, Cl QA
5.000%, 05/20/53	11,925,371	11,886,260
GNMA, Ser 2023-93, Cl B
5.500%, 12/20/44	1,314,303	1,316,698
GNMA, Ser 2024-1, Cl TA
5.500%, 08/20/48	1,823,988	1,828,432
GNMA, Ser 2024-151, Cl DA
4.500%, 08/20/52	8,556,223	8,477,508
GNMA, Ser 2024-151, Cl JA
4.500%, 10/20/53	13,618,315	13,562,236
GNMA, Ser 2024-19, Cl H
5.500%, 12/20/51	1,288,818	1,299,283
GNMA, Ser 2025-105, Cl DF
5.040%, SOFR30A + 1.400%, 06/20/55 (A)	10,594,990	10,719,166
GNMA, Ser 2025-148, Cl PT
4.500%, 12/16/64 (A)	44,698,006	42,926,204
GNMA, Ser 2025-177, Cl CM
5.500%, 10/20/55	9,647,664	9,668,326
GNMA, Ser 2025-28, Cl FW
4.490%, SOFR30A + 0.850%, 04/20/54 (A)	20,803,530	20,881,997
GNMA, Ser 2025-71, Cl HT
5.000%, 04/20/55	46,880,988	46,670,887
GNMA, Ser 212, Cl AE
4.500%, 01/16/68	99,669,357	95,795,409
GNMA, Ser 29, Cl AH
4.500%, 10/16/60	32,819,099	31,779,580
GNMA, Ser 39, Cl AJ
4.500%, 12/16/65	42,934,101	41,650,977
GNMA, Ser 57, Cl PT
4.500%, 03/16/66 (A)	49,953,038	47,824,384
GNMA, Ser 70, Cl PT
4.500%, 03/16/66 (A)	50,000,000	47,946,510
		1,478,665,962

FROST TOTAL RETURN BOND FUND April 30, 2026 (Unaudited)

Description	Face Amount	Value
Commercial Mortgage-Backed Obligation — 4.6%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl F
6.788%, TSFR1M + 3.127%, 09/15/34 (A)(B)	$12,500,000	$12,236,094
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (A)	37,913	37,658
Benchmark Mortgage Trust, Ser 2020-B18, Cl E
2.250%, 07/15/53 (B)	8,000,000	4,314,970
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (B)	13,000,000	9,038,797
Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4
2.437%, 09/15/48 (B)	10,000,000	8,572,122
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.662%, 03/09/44 (A)(B)	8,000,000	7,518,480
BXMT, Ser 2020-FL2, Cl A
4.932%, TSFR1M + 1.264%, 02/15/38 (A)(B)	335,681	335,445
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
3.630%, 06/10/48 (A)	5,000,000	935,505
COMM Mortgage Trust, Ser 2015-DC1, Cl D
4.424%, 02/10/48 (A)(B)	9,000,000	6,119,516
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/49 (B)(E)	1,185,401	1,154,176
GS Mortgage-Backed Securities Trust, Ser 2024-PJ3, Cl B2
5.771%, 08/25/54 (A)(B)	4,792,839	4,659,981
GS Mortgage-Backed Securities Trust, Ser 2024-PJ5, Cl A4
6.500%, 09/25/54 (A)(B)	9,660,688	9,870,779
GS Mortgage-Backed Securities Trust, Ser 2024-RPL2, Cl A2
4.111%, 07/25/61 (A)(B)	15,000,000	14,639,548
GS Mortgage-Backed Securities Trust, Ser 2025-NQM2, Cl A2
5.800%, 06/25/65 (B)(E)	3,604,098	3,626,837
GS Mortgage-Backed Securities Trust, Ser 2025-PJ11, Cl A5
5.000%, 05/25/56 (A)(B)	8,705,128	8,629,062
GS Mortgage-Backed Securities Trust, Ser 2025-PJ2, Cl A1
6.000%, 07/25/55 (A)(B)	21,203,199	21,366,358
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A5
5.500%, 11/25/55 (A)(B)	5,463,902	5,462,650
GS Mortgage-Backed Securities Trust, Ser 2025-PJ7, Cl A5
5.500%, 12/25/55 (A)(B)	7,509,935	7,508,879
GS Mortgage-Backed Securities Trust, Ser 2025-PJ8, Cl A3
5.000%, 02/25/56 (A)(B)	7,179,868	7,021,968
Description	Face Amount	Value
GS Mortgage-Backed Securities Trust, Ser 2026-PJ1, Cl A2
5.000%, 06/25/56 (A)(B)	$7,026,788	$6,889,822
GS Mortgage-Backed Securities Trust, Ser 2026-PJ6, Cl A1
5.500%, 09/25/56 (A)(B)	13,000,000	12,938,556
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B
3.380%, 07/10/39 (A)(B)	2,500,000	2,366,638
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.526%, 06/15/49 (A)	4,328,000	2,757,976
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.560%, 02/15/51 (A)	74,676	74,504
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.994%, 02/15/51 (A)(F)(G)	1,000,000	—
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.739%, 05/15/49 (A)	2,413,000	2,232,049
Sequoia Mortgage Trust, Ser 2026-5, Cl A1
5.500%, 05/25/56 (A)(B)	20,000,000	19,903,643
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(B)	347,483	340,495
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.194%, 08/17/36 (A)(B)	5,000,000	4,898,769
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	3,111,755	3,047,809
		188,499,086
Non-Agency Residential Mortgage-Backed Obligation — 5.4%
Angel Oak Mortgage Trust, Ser 2021-4, Cl A3
1.446%, 01/20/65 (A)(B)	1,498,048	1,280,656
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (A)(B)	6,755,896	6,673,823
Brean Asset Backed Securities Trust, Ser 2024-RM9, Cl A1
5.000%, 09/25/64 (B)	4,131,925	4,110,630
Brean Asset Backed Securities Trust, Ser 2025-RM11, Cl A2
4.750%, 05/25/65 (A)(B)	8,000,000	7,723,196
Brean Asset Backed Securities Trust, Ser 2025-RM12, Cl A2
4.500%, 07/25/65 (B)	5,010,860	4,782,498
Brean Asset Backed Securities Trust, Ser 2026-RM14, Cl A2
4.250%, 01/25/66 (B)	3,000,000	2,814,899

FROST TOTAL RETURN BOND FUND April 30, 2026 (Unaudited)

Description	Face Amount	Value
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, US0001M + 2.250%, 02/25/37 (A)(F)(G)	$1,000,000	$—
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(B)	3,690,205	3,711,693
Chase Home Lending Mortgage Trust, Ser 2025-2, Cl A5
6.000%, 12/25/55 (A)(B)	15,000,000	14,983,619
Chase Home Lending Mortgage Trust, Ser 2025-3, Cl A2
5.500%, 02/25/56 (A)(B)	6,510,565	6,496,581
Chase Home Lending Mortgage Trust, Ser 2025-5, Cl A4A
5.500%, 04/25/56 (A)(B)	4,793,236	4,792,012
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(B)	667,383	625,152
FIVE Mortgage Trust, Ser V1, Cl E
6.559%, 02/10/56 (A)(B)	2,772,000	2,599,546
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (A)(B)	57,856	54,927
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21
4.000%, 06/25/59 (A)(B)	710,627	663,649
JP Morgan Mortgage Trust Series, Ser 2024-3, Cl A3
3.000%, 05/25/54 (A)(B)	8,222,402	7,125,229
JP Morgan Mortgage Trust Series, Ser 2025-CES1, Cl M1
6.267%, 05/25/55 (A)(B)	2,339,000	2,349,342
JP Morgan Mortgage Trust, Ser 2024-2, Cl A3
6.000%, 08/25/54 (A)(B)	2,337,180	2,353,704
JP Morgan Mortgage Trust, Ser 2024-2, Cl B2
7.266%, 08/25/54 (A)(B)	9,991,481	10,529,585
JP Morgan Mortgage Trust, Ser 2024-7, Cl A4
3.000%, 04/25/53 (A)(B)	10,187,005	9,158,551
JP Morgan Mortgage Trust, Ser 2024-9, Cl A4
5.500%, 02/25/55 (A)(B)	1,034,122	1,034,431
JP Morgan Mortgage Trust, Ser 2024-9, Cl A5
5.500%, 02/25/55 (A)(B)	10,700,000	10,695,410
JP Morgan Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 06/25/55 (A)(B)	12,206,866	12,265,490
MFA Trust, Ser 2022-INV1, Cl A3
4.250%, 04/25/66 (A)(B)	4,000,000	3,696,384
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM5, Cl A1
5.649%, 10/25/69 (A)(B)	2,744,518	2,759,963
Description	Face Amount	Value
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-NQM1, Cl A2
5.941%, 11/25/69 (B)(E)	$3,039,355	$3,069,255
PRET Trust, Ser 2025-NPL4, Cl A1
6.368%, 04/25/55 (B)(E)	3,622,824	3,627,202
PRET Trust, Ser 2025-RPL2, Cl A1
4.000%, 08/25/64 (B)(E)	4,499,450	4,367,777
PRET Trust, Ser 2025-RPL3, Cl M2
4.150%, 04/25/65 (B)(E)	5,838,200	5,355,149
Rate Mortgage Trust, Ser 2025-J1, Cl A1
6.000%, 03/25/55 (A)(B)	14,458,089	14,569,344
RCKT Mortgage Trust, Ser 2025-1, Cl A1
6.000%, 03/25/55 (A)(B)	2,756,849	2,778,063
Sequoia Mortgage Trust, Ser 2024-5, Cl A1
6.500%, 06/25/54 (A)(B)	3,374,732	3,448,122
Sequoia Mortgage Trust, Ser 2024-9, Cl A5
5.500%, 10/25/54 (A)(B)	3,491,568	3,488,523
Sequoia Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 01/25/55 (A)(B)	7,223,337	7,246,678
Sequoia Mortgage Trust, Ser 2025-12, Cl A4
5.500%, 12/25/55 (A)(B)	4,208,341	4,199,159
Sequoia Mortgage Trust, Ser 2025-2, Cl A4
6.000%, 03/25/55 (A)(B)	10,603,563	10,635,644
Sequoia Mortgage Trust, Ser 2025-3, Cl A2
5.500%, 04/25/55 (A)(B)	9,105,073	9,085,516
Sequoia Mortgage Trust, Ser 2025-6, Cl A2
5.500%, 07/25/55 (A)(B)	4,204,180	4,182,116
Sequoia Mortgage Trust, Ser 2025-9, Cl A2
5.000%, 10/25/55 (A)(B)	7,800,042	7,628,503
Toorak Mortgage Trust, Ser 2024-2, Cl A1
6.329%, 10/25/31 (B)(E)	5,000,000	5,022,560
Toorak Mortgage Trust, Ser 2024-RRTL1, Cl M1
9.162%, 02/25/39 (A)(B)	1,500,000	1,503,014
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/39 (B)(E)	7,000,000	7,016,905
		220,504,500
Total Mortgage-Backed Securities
(Cost $1,879,714,745)		1,887,669,548

U.S. TREASURY OBLIGATIONS — 20.6%
U.S. Treasury Bonds
4.875%, 08/15/45	75,000,000	74,074,219

FROST TOTAL RETURN BOND FUND April 30, 2026 (Unaudited)

Description	Face Amount	Value
4.750%, 11/15/43	$100,000,000	$97,914,062
4.625%, 11/15/44 to 11/15/45	310,000,000	297,064,452
4.125%, 08/15/44	115,000,000	103,392,187
U.S. Treasury Notes
4.375%, 01/31/32	100,000,000	101,347,656
4.250%, 05/15/35	125,000,000	124,067,383
4.125%, 02/15/36	25,000,000	24,472,656
3.750%, 02/28/33	25,000,000	24,339,844
Total U.S. Treasury Obligations
(Cost $865,562,025)		846,672,459

CORPORATE OBLIGATIONS — 16.2%
Communication Services — 1.3%
OT Midco
10.000%, 02/15/30(B)	92,000,000	35,880,000
T-Mobile USA
6.700%, 12/15/33	13,679,000	15,010,080
		50,890,080
Consumer Dicretionary — 0.0%
Industrial F&B Investments III
7.750%, 02/11/33 (B)	1,000,000	1,010,506

Consumer Discretionary — 0.7%
Choice Hotels International
3.700%, 01/15/31	3,000,000	2,812,556
Cornell University
4.835%, 06/15/34	2,000,000	2,015,793
Ford Motor Credit
5.869%, 10/31/35	5,000,000	4,872,019
JBS USA Holding Lux Sarl
7.250%, 11/15/53	4,863,000	5,302,187
6.750%, 03/15/34	926,000	1,006,357
Nissan Motor Acceptance
7.050%, 09/15/28(B)	2,000,000	2,051,041
STL Holding
8.750%, 02/15/29(B)	8,600,000	8,923,962
Velocity Vehicle Group
8.000%, 06/01/29(B)	2,000,000	1,968,085
		28,952,000
Consumer Staples — 0.1%
JBS USA Holding Lux Sarl
6.500%, 12/01/52	5,000,000	5,014,545

Energy — 3.3%
Aircastle
5.250%, H15T5Y + 4.410%, 09/15/74(A)(B)	14,347,000	14,321,900
APA
7.750%, 12/15/29	4,138,000	4,535,331
6.000%, 01/15/37	250,000	253,888
Avation Group S Pte MTN
8.500%, 05/15/31(B)	2,000,000	1,868,070
Barclays
9.625%, USISSO05 + 5.775%, 03/15/75(A)	5,000,000	5,579,800
6.692%, SOFR + 2.620%, 09/13/34(A)	2,000,000	2,165,519
CrossCountry Intermediate HoldCo
6.500%, 10/01/30(B)	2,000,000	1,964,911
Description	Face Amount	Value
Howden UK Refinance
8.125%, 02/15/32(B)	$5,075,000	$4,847,627
New England Power
2.807%, 10/06/50(B)	5,000,000	3,002,474
Paratus Energy Services
9.500%, 06/27/29	5,000,000	5,182,257
PBF Holding
9.875%, 03/15/30(B)	6,264,000	6,730,756
Phillips 66
5.875%, H15T5Y + 2.283%, 03/15/56(A)	25,000,000	24,918,917
Telford Finco
11.000%, 11/06/29	1,755,083	1,811,410
Topaz Solar Farms
5.750%, 09/30/39(B)	35,269,277	35,181,104
Waldorf Energy Finance
15.000%, 09/02/74	1,832,387	423,281
0.000%, 12/02/74(C)	24,427	5,643
0.000%, 12/02/74(C)	68,715	15,873
0.000%, 12/02/74(C)	814,237	188,089
0.000%, 06/02/74(C)	224,563	51,874
0.000%, 06/02/74(C)	68,715	15,873
0.000%, 07/01/74(C)	5,336,964	1,232,839
0.000%, 07/01/74(C)	72,359	16,715
0.000%, 09/02/74(C)	68,715	15,873
0.000%, 09/02/74(C)	1,334,241	308,210
0.000%, 09/02/74(C)	64,454	14,889
Waldorf Production UK
0.000%, 09/02/74(C)	11,021,065	11,021,065
0.000%, 09/02/74(C)	10,732,998	6,600,794
		132,274,982
Financials — 5.7%
Ares Capital
5.250%, 04/12/31	5,000,000	4,863,274
BAC Capital Trust XIV
4.336%, TSFR3M + 0.662%, 09/15/74(A)	13,738,000	11,430,891
Bain Capital Specialty Finance
5.950%, 03/01/31	10,000,000	9,684,602
Banco Santander
9.625%, H15T5Y + 5.298%, 02/21/75(A)	5,000,000	5,936,980
Barclays
8.000%, H15T5Y + 5.431%, 12/15/74(A)	30,250,000	31,748,797
Blue Owl Technology Finance
6.125%, 01/23/31	15,000,000	14,442,491
Cantor Fitzgerald
7.200%, 12/12/28(B)	1,000,000	1,043,946
Citigroup
6.174%, SOFR + 2.661%, 05/25/34(A)	5,000,000	5,208,935
Credit Suisse Group
5.100%, H15T5Y + 3.293%, 07/24/74(G)	10,000,000	2,400,000
Danske Bank
5.705%, H15T1Y + 1.400%, 03/01/30(A)(B)	5,000,000	5,138,262

FROST TOTAL RETURN BOND FUND April 30, 2026 (Unaudited)

Description	Face Amount	Value
Deutsche Bank NY
7.079%, SOFR + 3.650%, 02/10/34(A)	$10,000,000	$10,750,438
3.742%, SOFR + 2.257%, 01/07/33(A)	2,000,000	1,825,464
F&G Annuities & Life
7.400%, 01/13/28	7,000,000	7,139,011
Farmers Exchange Capital
7.200%, 07/15/48(B)	3,000,000	3,004,602
7.050%, 07/15/28(B)	11,075,000	11,463,484
FS KKR Capital
6.125%, 01/15/31	10,000,000	9,659,386
Intesa Sanpaolo MTN
4.000%, 09/23/29(B)	5,000,000	4,891,922
Jefferies Financial Group MTN
7.000%, 04/16/46	11,000,000	10,923,859
6.000%, 09/16/36	4,732,000	4,641,465
KeyBank MTN
5.000%, 01/26/33	5,000,000	4,951,252
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/35(A)	5,000,000	5,315,736
Old National Bancorp
5.768%, TSFR3M + 2.200%, 02/15/36(A)	2,000,000	1,996,244
Royal Bank of Canada MTN
5.750%, 10/30/30(A)	5,000,000	4,832,000
SBL Holdings
9.508%, H15T5Y + 5.580%, 05/13/74(A)(B)	2,500,000	2,363,989
6.500%, H15T5Y + 5.620%, 11/13/74(A)(B)	50,195,000	45,373,453
Societe Generale
8.125%, H15T5Y + 3.790%, 05/21/74(A)(B)	4,000,000	4,221,372
Synovus Bank
5.625%, 02/15/28	8,000,000	8,059,614
US Bancorp
5.836%, SOFR + 2.260%, 06/12/34(A)	4,000,000	4,177,691
3.700%, H15T5Y + 2.541%, 01/15/75(A)	3,273,000	3,221,329
		240,710,489
Health Care — 0.1%
DENTSPLY SIRONA
8.375%, H15T5Y + 4.379%, 09/12/55 (A)	5,000,000	5,026,805

Industrials — 2.8%
Boeing
7.008%, 05/01/64	38,598,000	43,113,227
5.930%, 05/01/60	31,000,000	30,014,316
5.875%, 02/15/40	15,355,000	15,555,550
5.705%, 05/01/40	5,000,000	5,048,429
2.950%, 02/01/30	3,344,000	3,160,267
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	5,955,300
nVent Finance Sarl
5.650%, 05/15/33	3,000,000	3,076,303
Regal Rexnord
6.300%, 02/15/30	4,500,000	4,708,796
Description	Face Amount	Value
Twma Finance
12.250%, 02/10/29(B)	$4,700,000	$4,770,500
		115,402,688
Information Technology — 1.5%
Kyndryl Holdings
6.350%, 02/20/34	20,642,000	20,045,278
4.100%, 10/15/41	26,981,000	19,374,815
Oracle
6.100%, 09/26/65	25,104,000	20,738,956
		60,159,049
Materials — 0.5%
Brightstar Resources
12.500%, 03/18/30(B)	2,000,000	1,953,665
Hillgrove Mines Pty
12.000%, 08/01/29	1,000,000	1,040,000
Nacional del Cobre de Chile
3.150%, 01/15/51(B)	500,000	317,572
Newco Holding Eur 29 Sarl
11.000%, 02/20/30(B)	15,125,000	14,280,508
		17,591,745
Utilities — 0.2%
Northwest Natural Holding
7.000%, H15T5Y + 2.701%, 09/15/55(A)	2,000,000	2,072,834
Sempra
6.000%, 10/15/39	6,000,000	6,131,733
		8,204,567
Total Corporate Obligations
(Cost $691,544,078)		665,237,456

ASSET-BACKED SECURITIES — 6.0%
Automotive — 4.7%
American Credit Acceptance Receivables Trust 2026-2, Ser 2026-2, Cl D
5.180%, 06/08/32 (B)	25,000,000	24,885,195
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (B)	15,000,000	15,396,064
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl D
6.040%, 07/12/30 (B)	8,000,000	8,127,287
American Credit Acceptance Receivables Trust, Ser 2024-4, Cl D
5.340%, 08/12/31 (B)	5,000,000	5,028,925
American Credit Acceptance Receivables Trust, Ser 2025-1, Cl C
5.090%, 08/12/31 (B)	15,000,000	15,073,282
American Credit Acceptance Receivables Trust, Ser 2025-2, Cl D
5.500%, 08/12/31 (B)	14,000,000	14,104,665
American Credit Acceptance Receivables Trust, Ser 2025-3, Cl D
5.190%, 07/12/32 (B)	10,000,000	10,008,494

FROST TOTAL RETURN BOND FUND April 30, 2026 (Unaudited)

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2025-4, Cl D
5.250%, 09/12/31 (B)	$20,000,000	$19,974,464
American Credit Acceptance Receivables Trust, Ser 2026-1, Cl D
5.100%, 01/12/33 (B)	15,000,000	14,902,691
American Credit Acceptance Receivables Trust, Ser 2026-2, Cl E
6.900%, 02/08/34 (B)	16,000,000	15,891,695
Avid Automobile Receivables Trust, Ser 2023-1, Cl E
11.140%, 05/15/29 (B)	5,595,000	5,820,999
CarNow Auto Receivables Trust, Ser 2023-1A, Cl E
12.040%, 04/16/29 (B)	5,000,000	346,759
First Investors Auto Owner Trust, Ser 2023-1A, Cl D
7.740%, 01/15/31 (B)	9,000,000	9,322,100
Flagship Credit Auto Trust, Ser 2020-1, Cl E
3.520%, 06/15/27 (B)	1,804,208	1,802,744
Flagship Credit Auto Trust, Ser 2024-3, Cl C
5.410%, 09/16/30 (B)	4,500,000	4,495,541
Flagship Credit Auto Trust, Ser 2024-3, Cl D
6.110%, 09/16/30 (B)	5,886,000	5,641,487
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl E
5.640%, 05/15/29 (B)	4,000,000	4,029,972
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl E
8.350%, 10/15/29 (B)	1,990,000	2,060,776
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl C
5.210%, 02/18/31 (B)	2,250,000	2,269,758
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (B)	4,000,000	1,269,144
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (B)	11,910,000	3,553,051
Tricolor Auto Securitization Trust, Ser 2025-1A, Cl A
4.940%, 02/15/29 (B)	5,034,591	3,246,304
WF Card Issuance Trust, Ser 2026-A1, Cl A
4.080%, 04/15/31	5,000,000	4,985,886
		192,237,283
Other Asset-Backed Securities — 1.3%
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl E
9.320%, 10/22/29 (B)	2,600,000	2,621,433
Aqua Finance Trust, Ser 2024-A, Cl A
4.810%, 04/18/50 (B)	1,571,606	1,565,023
Description	Face Amount	Value
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (B)	$5,993,367	$6,048,429
CAL Funding IV, Ser 2020-1A, Cl B
3.500%, 09/25/45 (B)	886,479	855,392
CF Hippolyta Issuer, Ser 2020-1, Cl A2
1.990%, 07/15/60 (B)	5,098,484	4,164,040
CIFC Funding, Ser 2025-2A, Cl BR
5.075%, TSFR3M + 1.400%, 04/19/35 (A)(B)	9,125,000	9,114,780
CIFC Funding, Ser 2025-4A, Cl C
5.517%, TSFR3M + 1.850%, 10/24/38 (A)(B)	3,000,000	2,998,167
Dext ABS, Ser 2025-1, Cl B
4.980%, 08/15/35 (B)	5,000,000	5,030,991
Dext ABS, Ser 2025-1, Cl D
5.650%, 02/15/36 (B)	6,000,000	6,077,271
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl A
6.650%, 02/20/55 (B)	3,917,783	3,526,770
EnFin Residential Solar Receivables Trust, Ser 2024- 1A, Cl B
8.440%, 02/20/55 (B)	3,134,227	2,718,588
EverBright Solar Trust, Ser 2024-A, Cl B
8.130%, 06/22/54 (B)	5,195,615	1,673,483
Global SC Finance VII Srl, Ser 2020-1A, Cl A
2.170%, 10/17/40 (B)	1,546,318	1,481,163
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B
2.210%, 08/20/46 (B)	1,702,780	1,375,411
VFI ABS, Ser 2023-1A, Cl B
7.780%, 08/24/29 (B)	4,840,378	4,858,446
		54,109,387
Student Loan — 0.0%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (B)	461,976	443,856

Total Asset-Backed Securities
(Cost $267,786,285)		246,790,526

COLLATERALIZED LOAN OBLIGATIONS — 2.4%
Apidos CLO XXX, Ser 2024-XXXA, Cl BR
5.525%, TSFR3M + 1.850%, 10/18/31 (A)(B)	5,170,000	5,172,730
Battalion CLO XXIII, Ser 2024-23A, Cl DR1
7.623%, TSFR3M + 3.950%, 10/15/37 (A)(B)	5,000,000	5,005,725
BSL CLO V, Ser 2024-5A, Cl B
5.375%, TSFR3M + 1.700%, 01/20/38 (A)(B)	4,000,000	3,997,924

FROST TOTAL RETURN BOND FUND April 30, 2026 (Unaudited)

Description	Face Amount	Value
Elmwood CLO V, Ser 2024-2A, Cl D1RR
6.825%, TSFR3M + 3.150%, 10/20/37 (A)(B)	$9,000,000	$9,000,477
Elmwood CLO XXIV, Ser 2024-3A, Cl BR
5.280%, TSFR3M + 1.600%, 01/17/38 (A)(B)	4,600,000	4,600,253
LCM 42, Ser 2024-42A, Cl D1
7.173%, TSFR3M + 3.500%, 01/15/38 (A)(B)	10,000,000	10,012,470
Sycamore Tree CLO, Ser 2025-6A, Cl A1
4.875%, TSFR3M + 1.200%, 04/20/38 (A)(B)	27,000,000	26,954,829
Sycamore Tree CLO, Ser 2025-6A, Cl C
5.475%, TSFR3M + 1.800%, 04/20/38 (A)(B)	15,000,000	14,980,950
Sycamore Tree CLO, Ser 2025-7A, Cl C
5.675%, TSFR3M + 2.000%, 08/28/38 (A)(B)	5,000,000	5,006,660
Venture XIX, Ser 2018-19A, Cl ARR
5.195%, TSFR3M + 1.522%, 01/15/32 (A)(B)	3,241,326	3,241,293
Wind River CLO, Ser 2024-1A, Cl D
7.925%, TSFR3M + 4.250%, 04/20/37 (A)(B)	10,000,000	9,982,500
Total Collateralized Loan Obligations
(Cost $98,011,326)		97,955,811

	Shares
COMMON STOCK — 1.6%
Energy — 1.6%
Paratus Energy Services	12,000,000	66,575,280
Total Common Stock
(Cost $–)		66,575,280

	Face Amount
SOVEREIGN DEBT — 1.4%
Colombia Government International Bond
3.250%, 04/22/32	5,000,000	4,250,000
Kingdom of Belgium Government International Bond
4.875%, 06/10/55	10,000,000	8,907,080
4.350%, 11/06/34 (B)	40,000,000	39,425,758
Provincia de Buenos Aires
6.625%, 09/01/37 (B)(E)	297,023	228,840
Ukraine Government International Bond
4.500%, 02/01/29 to 02/01/34 (E)	2,403,678	1,749,319
0.000%, 02/01/30 to 02/01/36 (E)	1,382,113	702,698
Total Sovereign Debt
(Cost $56,235,020)		55,263,695

Description	Face Amount	Value
MUNICIPAL BONDS — 1.2%
Board of Regents of the University of Texas System, Ser C, RB
4.794%, 08/15/46	$4,670,000	$4,362,382
City of Houston Texas, GO
3.961%, 03/01/47	12,000,000	10,205,376
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	3,930,313	3,851,895
Mission, Economic Development, RB
9.750%, 12/01/25(F)(G)	3,045,000	30,450
8.550%, 12/01/21(F)(G)	2,125,000	21,250
Mission, Economic Development, RB
10.875%, 12/01/28(F)(G)	3,315,000	33,150
North Texas Tollway Authority, RB
8.410%, 02/01/30	1,211,000	1,297,635
6.718%, 01/01/49	2,287,000	2,461,291
Northwest Independent School District, Ser A, GO, PSF-GTD
1.776%, 02/15/31	2,000,000	1,800,691
1.836%, 02/15/32	1,890,000	1,662,541
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, Cl A, RB, CITY APPROP ST AID WITHHLDG
8.000%, 05/15/29	5,000,000	5,011,342
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	3,980,000	4,037,361
TransJamaican Highway, RB
5.750%, 10/10/36(B)	1,219,021	1,118,452
USAFA Visitor's Center Business Improvement District, Ser B, RB
6.750%, 12/01/42(B)	12,870,000	12,841,591
William Marsh Rice University, RB
2.598%, 05/15/50	1,810,000	1,121,788
Total Municipal Bonds
(Cost $56,805,163)		49,857,195

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
FFCB
5.490%, 09/22/42	1,000,000	1,000,163
5.280%, 07/28/33	5,000,000	4,986,778
4.390%, 03/27/29	5,000,000	5,030,123
FHLB
6.000%, 07/28/45	5,000,000	5,002,025
5.700%, 04/09/41	5,000,000	4,920,315
2.150%, 09/23/36	1,500,000	1,176,257
Tennessee Valley Authority
4.250%, 09/15/52	7,521,000	6,275,565
Total U.S. Government Agency Obligations
(Cost $29,287,872)		28,391,226

FROST TOTAL RETURN BOND FUND April 30, 2026 (Unaudited)

Description	Face Amount	Value
COMMERCIAL PAPER — 2.9%
Alexandria Real Estate
4.239%, 05/01/26 (H)	$2,000,000	$1,999,784
Altria Group
3.954%, 05/07/26 (H)	2,500,000	2,498,065
American Crystal Sugar
4.080%, 05/20/26 (H)	2,200,000	2,195,072
Brookfield Infrastructur
4.203%, 06/02/26 (H)	2,500,000	2,490,343
Brookfield Infrastructure
4.081%, 05/21/26 (H)	2,250,000	2,244,504
CBRE Services
3.996%, 05/13/26 (H)	2,500,000	2,496,390
3.959%, 05/20/26 (H)	2,250,000	2,244,960
Clorox Company
4.099%, 05/26/26 (H)	2,000,000	1,994,150
Columbia Pipeline
4.136%, 05/20/26 (H)	2,500,000	2,494,488
Crown Castle International
4.280%, 05/05/26 (H)	2,500,000	2,498,516
ERP Operating
3.985%, 05/05/26 (H)	2,500,000	2,498,623
Essex Portfolio
4.058%, 05/04/26 (H)	2,500,000	2,498,886
Extra Space Storage
4.095%, 05/19/26 (H)	2,500,000	2,494,660
4.049%, 05/06/26 (H)	2,500,000	2,498,347
Fastnet Funding Co
3.900%, 05/11/26 (H)	2,500,000	2,497,144
Fidelity National
4.077%, 05/01/26 (H)	2,500,000	2,499,726
Genuine Parts
4.435%, 05/08/26 (H)	2,500,000	2,497,703
Harley-Davidson
4.464%, 07/06/26 (H)	1,000,000	992,031
Healthcare Reality Holdings
4.129%, 05/05/26 (H)	2,500,000	2,498,642
HealthPeak OP
4.161%, 05/13/26 (H)	5,000,000	4,992,726
Hilltop
3.955%, 05/20/26 (H)	5,000,000	4,988,400
Humana
4.042%, 05/04/26 (H)	4,000,000	3,998,239
Jabil Inc
4.106%, 05/14/26 (H)	2,500,000	2,495,651
John Deere Financial
3.688%, 05/21/26 (H)	2,750,000	2,743,961
JTI Fin Services
3.905%, 05/04/26 (H)	5,500,000	5,497,714
Keurig Dr Pepper
4.374%, 06/01/26 (H)	2,500,000	2,490,520
4.101%, 05/01/26 (H)	2,800,000	2,799,679
Keurig Dr Pepper Inc
4.310%, 05/04/26 (H)	2,000,000	1,999,082
Marsh & Mclennan
4.009%, 05/12/26 (H)	4,650,000	4,643,809
Northwest Natural Holding
4.170%, 05/28/26 (H)	2,485,000	2,476,861

Description	Face Amount	Value
Oracle
4.005%, 05/11/26 (H)	$2,400,000	$2,397,011
Phillips 66
4.320%, 05/04/26 (H)	2,500,000	2,498,892
Republic Services Inc
3.970%, 05/07/26 (H)	5,000,000	4,996,131
Rogers Communications
4.233%, 05/14/26 (H)	4,000,000	3,993,667
Safehold GL Holdings
4.262%, 05/15/26 (H)	2,500,000	2,495,488
SPIRE INC
4.062%, 05/12/26 (H)	2,500,000	2,496,672
Stellantis Financial
4.459%, 06/08/26 (H)	2,900,000	2,886,265
4.408%, 05/19/26 (H)	2,500,000	2,494,387
Telus Corp
4.113%, 05/27/26 (H)	1,500,000	1,495,115
Triton Container
4.307%, 05/13/26 (H)	2,500,000	2,496,030
4.257%, 05/12/26 (H)	2,500,000	2,496,378
Videotron
0.000%, 05/14/26 (H)	3,850,000	3,843,467
Total Commercial Paper
(Cost $117,861,612)		117,848,179

REPURCHASE AGREEMENT(I) — 0.0%
Tri-Party Overnight 3.550%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $1,400,138 (collateralized by various Government Obligations, ranging in par value $494,699 - $784,000, 8.875% - 10.600%, 10/01/2028 - 08/22/2050, with a total market value of $1,569,871)	1,400,000	1,400,000

Total Repurchase Agreement
(Cost $1,400,000)		1,400,000

Total Investments — 99.0%
(Cost $4,064,208,126)		$4,063,661,375

Percentages are based on Net Assets of $4,103,176,189.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at April 30, 2026 was $1,038,873,758 and represents 25.3% of Net Assets.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(D)	PO - Principal Only

FROST TOTAL RETURN BOND FUND April 30, 2026 (Unaudited)

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2026. The coupon on a step bond changes on a specific date.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Security in default on interest payments.
(H)	Interest rate represents the security’s effective yield at the time of purchase.
(I)	Tri-Party Repurchase Agreement.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

FIA-QH-001-3700

FROST CREDIT FUND April 30, 2026 (Unaudited)

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 49.3%
Communication Services — 6.0%
AT&T
3.850%, 06/01/60	$6,000,000	$3,996,696
Fair Isaac
6.000%, 05/15/33(A)	3,000,000	2,958,673
Gray Media
5.375%, 11/15/31(A)	3,000,000	2,342,970
News
5.125%, 02/15/32(A)	5,000,000	4,914,843
OT Midco
10.000%, 02/15/30(A)	8,000,000	3,120,000
Sirius XM Radio
5.875%, 04/15/32(A)	3,000,000	2,949,877
3.875%, 09/01/31(A)	3,000,000	2,715,758
Stagwell Global
5.625%, 08/15/29(A)	2,000,000	1,902,509
T-Mobile USA
6.700%, 12/15/33	4,000,000	4,389,233
		29,290,559
Consumer Dicretionary — 1.2%
Industrial F&B Investments III
7.750%, 02/11/33(A)	2,000,000	2,021,012
Specac International
10.174%, TSFR3M + 6.500%, 09/16/30(A)(B)	3,500,000	3,608,645
		5,629,657
Consumer Discretionary — 3.0%
180 Medical
5.300%, 10/08/35(A)	4,000,000	3,908,425
Amazon.com
4.100%, 04/13/62	4,000,000	2,950,936
Beazer Homes USA
7.250%, 10/15/29(A)	1,000,000	1,012,980
Choice Hotels International
5.850%, 08/01/34	2,000,000	2,021,940
Dillard's
7.000%, 12/01/28	500,000	519,327
Ford Motor Credit
5.869%, 10/31/35	2,000,000	1,948,808
JBS USA Holding Lux Sarl
6.750%, 03/15/34	186,000	202,141
STL Holding
8.750%, 02/15/29(A)	2,000,000	2,075,340
		14,639,897
Consumer Staples — 2.2%
JBS
6.375%, 04/15/66	2,500,000	2,407,020
JBS USA Holding Lux Sarl
6.500%, 12/01/52	3,000,000	3,008,727
Kraft Heinz Foods
4.625%, 10/01/39	4,352,000	3,845,554
Philip Morris International
4.250%, 11/10/44	2,000,000	1,656,901
		10,918,202
Energy — 11.3%
Aircastle
5.750%, 10/01/31(A)	3,500,000	3,588,394
5.250%, H15T5Y + 4.410%, 09/15/74(A)(B)	1,000,000	998,250
Description	Face Amount	Value
Asurion and Asurion -Issuer
8.375%, 02/01/34(A)	$3,500,000	$3,453,128
Borr IHC
10.000%, 11/15/28(A)	1,024,390	1,070,179
BP Capital Markets
6.125%, H15T5Y + 1.924%, 06/18/74(B)	5,000,000	5,112,475
Colonial Pipeline
8.375%, 11/01/30(A)	1,500,000	1,670,832
Futura Resources
13.125%, 01/09/31	4,250,000	3,971,200
HF Sinclair
5.500%, 09/01/32	5,000,000	5,059,680
New England Power
2.807%, 10/06/50(A)	1,990,000	1,194,985
Oglethorpe Power
5.800%, 06/01/54	4,000,000	3,852,193
PBF Holding
9.875%, 03/15/30(A)	2,250,000	2,417,656
Phoenix Aviation Capital
9.250%, 07/15/30(A)	7,000,000	7,143,906
SBL Holdings
6.500%, H15T5Y + 5.620%, 11/13/74(A)(B)	3,000,000	2,711,831
Southern Natural Gas
4.800%, 03/15/47(A)	3,000,000	2,567,982
Summit Midstream Holdings
8.625%, 10/31/29(A)	500,000	522,785
Telford Finco
11.000%, 11/06/29	3,623,034	3,739,310
Topaz Solar Farms
5.750%, 09/30/39(A)	5,955,926	5,941,036
		55,015,822
Financials — 6.3%
Apollo Global Management
5.700%, 03/30/36	1,500,000	1,505,605
Arthur J Gallagher
5.750%, 07/15/54	3,000,000	2,862,593
Bank of America
5.518%, SOFR + 1.738%, 10/25/35(B)	3,000,000	3,022,276
Brown & Brown
5.650%, 06/11/34	3,000,000	3,030,660
F&G Annuities & Life
7.400%, 01/13/28	3,000,000	3,059,576
LPL Holdings
6.000%, 05/20/34	3,000,000	3,067,350
Pinnacle Financial
6.168%, SOFR + 2.347%, 11/01/30(B)	2,500,000	2,565,188
PNC Financial Services Group
3.400%, H15T5Y + 2.595%, 12/15/74(B)	4,000,000	3,950,498
Royal Bank of Canada MTN
5.200%, 01/31/33	1,000,000	994,158
Swedbank
7.750%, H15T5Y + 3.657%, 09/17/74(B)	2,000,000	2,124,410

FROST CREDIT FUND April 30, 2026 (Unaudited)

Description	Face Amount	Value
Synchrony Financial
5.019%, SOFR + 1.395%, 07/29/29(B)	$2,000,000	$2,000,292
Zions Bancorp
6.816%, SOFR + 2.830%, 11/19/35(B)	3,000,000	3,132,206
		31,314,812
Health Care — 0.5%
Perrigo
5.300%, 11/15/43	1,000,000	632,060
Perrigo Finance Unlimited
6.125%, 09/30/32	2,000,000	1,881,936
		2,513,996
Industrials — 7.5%
AerCap Ireland Capital DAC
6.500%, H15T5Y + 2.441%, 01/31/56(B)	7,000,000	7,126,056
Boeing
8.625%, 11/15/31	2,594,000	3,033,875
5.930%, 05/01/60	7,000,000	6,777,426
Burlington Northern Santa Fe
5.500%, 03/15/55	4,000,000	3,854,065
GATX
6.050%, 03/15/34	2,000,000	2,113,138
Huntington Ingalls Industries
5.749%, 01/15/35	5,000,000	5,171,015
4.200%, 05/01/30	3,000,000	2,947,670
nVent Finance Sarl
5.650%, 05/15/33	3,000,000	3,076,304
Twma Finance
12.250%, 02/10/29(A)	3,000,000	3,045,000
		37,144,549
Information Technology — 6.1%
Corning
5.450%, 11/15/79	4,000,000	3,614,246
Crowdstrike Holdings
3.000%, 02/15/29	3,000,000	2,858,488
Flex
5.250%, 01/15/32	2,000,000	2,012,271
Foundry JV Holdco
6.300%, 01/25/39(A)	2,000,000	2,122,571
5.875%, 01/25/34(A)	4,000,000	4,059,778
Hewlett Packard Enterprise
5.000%, 10/15/34	4,000,000	3,908,478
Kyndryl Holdings
4.100%, 10/15/41	8,929,000	6,411,835
Oracle
6.100%, 09/26/65	6,000,000	4,956,730
		29,944,397
Materials — 1.1%
Brightstar Resources
12.500%, 03/18/30(A)	3,000,000	2,930,498
Hillgrove Mines Pty
12.000%, 08/01/29	2,500,000	2,600,000
		5,530,498
Real Estate — 1.5%
GLP Capital
6.750%, 12/01/33‡	1,000,000	1,061,488
3.250%, 01/15/32‡	2,500,000	2,240,437
Description	Face Amount	Value
Host Hotels & Resorts
5.500%, 04/15/35‡	$2,000,000	$2,005,878
Sabra Health Care
3.200%, 12/01/31‡	2,000,000	1,808,111
		7,115,914
Utilities — 2.6%
CenterPoint Energy
5.950%, H15T5Y + 2.223%, 04/01/56(B)	5,000,000	4,979,457
Entergy
7.125%, H15T5Y + 2.670%, 12/01/54(B)	3,000,000	3,088,434
Entergy Texas
5.550%, 09/15/54	1,000,000	945,600
NRG Energy
6.125%, 05/15/36(A)	1,000,000	996,221
5.750%, 07/15/29(A)	3,000,000	2,998,633
		13,008,345
Total Corporate Obligations
(Cost $245,984,727)		242,066,648

COLLATERALIZED LOAN OBLIGATIONS — 19.4%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R
5.573%, TSFR3M + 1.900%, 04/15/36 (A)(B)	7,500,000	7,504,253
Apidos CLO XL, Ser 2024-40A, Cl CR
5.623%, TSFR3M + 1.950%, 07/15/37 (A)(B)	5,000,000	4,996,535
Apidos CLO XL, Ser 2024-40A, Cl ER
9.273%, TSFR3M + 5.600%, 07/15/37 (A)(B)	1,000,000	990,514
Battalion CLO XVII, Ser 2024-17A, Cl CR
5.925%, TSFR3M + 2.250%, 03/09/34 (A)(B)	5,000,000	4,999,460
Battalion CLO XXIII, Ser 2024-23A, Cl BR
5.473%, TSFR3M + 1.800%, 10/15/37 (A)(B)	2,000,000	2,002,322
Battalion CLO XXIII, Ser 2024-23A, Cl DR1
7.623%, TSFR3M + 3.950%, 10/15/37 (A)(B)	3,000,000	3,003,435
Battalion CLO XXVIII, Ser 2025-28A, Cl B
5.275%, TSFR3M + 1.600%, 01/20/38 (A)(B)	1,340,000	1,340,079
Battalion CLO XXVIII, Ser 2025-28A, Cl D1
6.725%, TSFR3M + 3.050%, 01/20/38 (A)(B)	2,000,000	2,002,608
BlueMountain XXX, Ser 2022-30A, Cl ER
10.373%, TSFR3M + 6.700%, 04/15/35 (A)(B)	2,000,000	1,826,876

FROST CREDIT FUND April 30, 2026 (Unaudited)

Description	Face Amount	Value
BSL CLO V, Ser 2024-5A, Cl B
5.375%, TSFR3M + 1.700%, 01/20/38 (A)(B)	$5,000,000	$4,997,405
CIFC Funding, Ser 2024-4A, Cl CR
5.566%, TSFR3M + 1.900%, 07/23/37 (A)(B)	1,750,000	1,748,812
CLI Funding IX, Ser 2024-1A, Cl B
5.660%, 07/20/49 (A)	1,676,500	1,667,951
CLI Funding IX, Ser 2024-1A, Cl C
6.000%, 07/20/49 (A)	838,250	827,072
Dryden 76 CLO, Ser 2024-76A, Cl BR2
5.423%, TSFR3M + 1.750%, 10/15/37 (A)(B)	3,000,000	3,001,830
Elmwood CLO XXIV, Ser 2024-3A, Cl BR
5.280%, TSFR3M + 1.600%, 01/17/38 (A)(B)	4,000,000	4,000,220
GoldenTree Loan Management US CLO XIV, Ser 2024-14A, Cl CR
5.575%, TSFR3M + 1.900%, 07/20/37 (A)(B)	5,000,000	4,996,560
Golub Capital Partners CLO XVII, Ser 2025-17A, Cl CRR
5.860%, TSFR3M + 2.200%, 02/09/39 (A)(B)	3,000,000	2,983,419
LCM 42, Ser 2024-42A, Cl D1
7.173%, TSFR3M + 3.500%, 01/15/38 (A)(B)	5,000,000	5,006,235
Magnetite XLI, Ser 2024-41A, Cl D1
6.267%, TSFR3M + 2.600%, 01/25/38 (A)(B)	750,000	751,973
Magnetite XXIX, Ser 2024-29A, Cl BR
5.423%, TSFR3M + 1.750%, 07/15/37 (A)(B)	4,000,000	4,002,260
Magnetite XXIX, Ser 2024-29A, Cl DR
6.723%, TSFR3M + 3.050%, 07/15/37 (A)(B)	3,000,000	2,985,822
Magnetite XXXVIII, Ser 2024-38A, Cl B
5.673%, TSFR3M + 2.000%, 04/15/37 (A)(B)	2,000,000	2,002,166
Magnetite XXXVIII, Ser 2024-38A, Cl D
7.173%, TSFR3M + 3.500%, 04/15/37 (A)(B)	1,000,000	1,001,031
Magnetite XXXVIII, Ser 2024-38A, Cl E
10.173%, TSFR3M + 6.500%, 04/15/37 (A)(B)	1,000,000	998,827
MCF CLO VIII CLO, Ser 2024-1A, Cl BR
6.075%, TSFR3M + 2.400%, 04/18/36 (A)(B)	3,000,000	2,997,687
Description	Face Amount	Value
Sycamore Tree CLO, Ser 2025-6A, Cl A1
4.875%, TSFR3M + 1.200%, 04/20/38 (A)(B)	$10,120,000	$10,103,069
Sycamore Tree CLO, Ser 2025-7A, Cl C
5.675%, TSFR3M + 2.000%, 08/28/38 (A)(B)	5,000,000	5,006,660
Wise CLO, Ser 2025-3A, Cl B1
5.423%, TSFR3M + 1.750%, 07/15/38 (A)(B)	7,500,000	7,504,755
Total Collateralized Loan Obligations
(Cost $95,474,471)		95,249,836

ASSET-BACKED SECURITIES — 17.1%
Automotive — 10.1%
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (A)	1,000,000	1,017,956
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (A)	1,000,000	1,026,404
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl D
6.040%, 07/12/30 (A)	3,000,000	3,047,733
American Credit Acceptance Receivables Trust, Ser 2024-4, Cl D
5.340%, 08/12/31 (A)	2,000,000	2,011,570
American Credit Acceptance Receivables Trust, Ser 2025-3, Cl D
5.190%, 07/12/32 (A)	5,000,000	5,004,247
American Credit Acceptance Receivables Trust, Ser 2025-4, Cl D
5.250%, 09/12/31 (A)	3,000,000	2,996,170
American Credit Acceptance Receivables Trust, Ser 2026-2, Cl E
6.900%, 02/08/34 (A)	4,000,000	3,972,924
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl C
7.650%, 07/15/30 (A)	1,000,000	1,032,656
Avid Automobile Receivables Trust, Ser 2021-1, Cl F
5.160%, 10/16/28 (A)	2,000,000	1,867,629
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl D
5.830%, 05/15/30	2,250,000	2,282,094
Carvana Auto Receivables Trust, Ser 2021-N2, Cl E
2.900%, 03/10/28 (A)	506,186	498,612

FROST CREDIT FUND April 30, 2026 (Unaudited)

Description	Face Amount	Value
Credit Acceptance Auto Loan Trust, Ser 2024-2A, Cl C
6.700%, 10/16/34 (A)	$3,000,000	$3,092,314
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl E
6.340%, 10/15/29 (A)	1,443,000	1,396,099
Exeter Automobile Receivables Trust, Ser 2024-5A, Cl E
7.220%, 05/17/32 (A)	3,250,000	3,324,028
Flagship Credit Auto Trust, Ser 2024-3, Cl D
6.110%, 09/16/30 (A)	4,000,000	3,833,834
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl E
4.430%, 10/16/28 (A)	1,500,000	1,498,185
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl E
7.250%, 06/16/31 (A)	3,000,000	3,072,761
GLS Auto Select Receivables Trust, Ser 2024-3A, Cl C
5.920%, 08/15/30 (A)	1,357,000	1,389,184
GLS Auto Select Receivables Trust, Ser 2025-1A, Cl C
5.260%, 03/15/31 (A)	750,000	754,847
Lendbuzz Securitization Trust, Ser 2024-3A, Cl C
5.900%, 11/15/31 (A)	600,000	601,607
Lendbuzz Securitization Trust, Ser 2025-1A, Cl C
5.990%, 01/15/32 (A)	1,250,000	1,246,685
Prestige Auto Receivables Trust, Ser 2024-1A, Cl D
6.210%, 02/15/30 (A)	2,000,000	2,017,623
Prestige Auto Receivables Trust, Ser 2024-2A, Cl E
6.750%, 11/17/31 (A)	1,500,000	1,451,102
SAFCO Auto Receivables Trust, Ser 2024-1A, Cl E
10.850%, 01/18/30 (A)	500,000	509,748
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (A)	1,000,000	317,286
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (A)	1,000,000	298,325
Tricolor Auto Securitization Trust, Ser 2025-1A, Cl E
10.370%, 04/15/32 (A)	500,000	40,643
		49,602,266
Credit Card — 0.5%
Mercury Financial Credit Card Master Trust, Ser 2024-2A, Cl A
6.560%, 07/20/29 (A)	2,500,000	2,502,260

Other Asset-Backed Securities — 6.5%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl E
5.020%, 12/20/28 (A)	2,348,000	2,348,761
Description	Face Amount	Value
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl E
9.660%, 04/20/32 (A)	$1,550,000	$1,598,471
Amur Equipment Finance Receivables XIV, Ser 2024-2A, Cl D
5.970%, 10/20/31 (A)	800,000	810,438
Aqua Finance Trust, Ser 2024-A, Cl A
4.810%, 04/18/50 (A)	1,257,284	1,252,018
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (A)	998,895	1,008,071
CIFC Funding, Ser 2025-4A, Cl C
5.517%, TSFR3M + 1.850%, 10/24/38 (A)(B)	10,000,000	9,993,890
Dext ABS, Ser 2025-1, Cl D
5.650%, 02/15/36 (A)	3,000,000	3,038,635
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl B
8.440%, 02/20/55 (A)	783,557	679,647
Kapitus Asset Securitization IV, Ser 2025-1A, Cl 1A
5.490%, 09/10/31 (A)	1,000,000	1,002,183
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	118,394	106,801
NMEF Funding, Ser 2024-A, Cl C
6.330%, 12/15/31 (A)	500,000	509,380
NMEF Funding, Ser 2024-A, Cl D
8.750%, 12/15/31 (A)	1,500,000	1,545,862
NMEF Funding, Ser 2025-A, Cl D
8.070%, 07/15/32 (A)	3,000,000	3,052,713
Textainer Marine Containers VII, Ser 2024-1A, Cl B
5.340%, 08/20/49 (A)	2,558,000	2,513,155
TIC Home Improvement Trust, Ser 2024-A, Cl B
7.890%, 10/15/46 (A)	500,000	511,037
Verizon Master Trust, Ser 2024-8, Cl B
4.820%, 11/20/30	2,120,000	2,131,100
		32,102,162
Total Asset-Backed Securities
(Cost $85,848,694)		84,206,688

MORTGAGE-BACKED SECURITIES — 8.1%
Commercial Mortgage-Backed Obligation — 3.0%
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (A)	1,000,000	695,292
BXMT, Ser 2020-FL2, Cl A
4.932%, TSFR1M + 1.264%, 02/15/38 (A)(B)	25,822	25,803

FROST CREDIT FUND April 30, 2026 (Unaudited)

Description	Face Amount	Value
COMM Mortgage Trust, Ser 2015-DC1, Cl D
4.424%, 02/10/48 (A)(B)	$1,517,000	$1,031,478
GS Mortgage-Backed Securities Trust, Ser 2024-PJ3, Cl B2
5.771%, 08/25/54 (A)(B)	955,692	929,200
GS Mortgage-Backed Securities Trust, Ser 2025-NQM2, Cl A2
5.800%, 06/25/65 (A)(C)	3,584,740	3,607,357
GS Mortgage-Backed Securities Trust, Ser 2025-NQM3, Cl A3
5.492%, 11/25/65 (A)(C)	2,292,178	2,296,691
GS Mortgage-Backed Securities Trust, Ser 2025-PJ11, Cl A5
5.000%, 05/25/56 (A)(B)	1,741,026	1,725,812
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A5
5.500%, 11/25/55 (A)(B)	2,483,592	2,483,023
GS Mortgage-Backed Securities Trust, Ser 2025-PJ8, Cl A3
5.000%, 02/25/56 (A)(B)	1,435,974	1,404,394
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	425,685	416,937
		14,615,987
Non-Agency Residential Mortgage-Backed Obligation — 5.1%
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (A)(B)	750,655	741,536
Brean Asset Backed Securities Trust, Ser 2024-RM9, Cl A1
5.000%, 09/25/64 (A)	826,385	822,126
Brean Asset Backed Securities Trust, Ser 2025-RM11, Cl A2
4.750%, 05/25/65 (A)(B)	2,000,000	1,930,799
Brean Asset Backed Securities Trust, Ser 2025-RM12, Cl A2
4.500%, 07/25/65 (A)	2,004,344	1,912,999
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(B)	369,021	371,169
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM5, Cl A1
5.649%, 10/25/69 (A)(B)	1,715,324	1,724,977
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl A1
6.129%, 03/25/64 (A)(C)	925,056	931,168
PRET Trust, Ser 2025-RPL2, Cl A1
4.000%, 08/25/64 (A)(C)	2,699,670	2,620,667
PRET Trust, Ser 2025-RPL3, Cl M2
4.150%, 04/25/65 (A)(C)	5,000,000	4,586,301
Sequoia Mortgage Trust, Ser 2025-12, Cl A4
5.500%, 12/25/55 (A)(B)	4,208,341	4,199,159
Sequoia Mortgage Trust, Ser 2025-6, Cl A2
5.500%, 07/25/55 (A)(B)	3,503,483	3,485,097
Description	Face Amount	Value
Toorak Mortgage Trust, Ser 2024-2, Cl A1
6.329%, 10/25/31 (A)(C)	$1,000,000	$1,004,512
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/39 (A)(C)	1,000,000	1,002,415
		25,332,925
Total Mortgage-Backed Securities
(Cost $39,835,636)		39,948,912

MUNICIPAL BOND — 1.1%
North Texas Tollway Authority, RB
6.718%, 01/01/49	5,000,000	5,381,047
Total Municipal Bonds
(Cost $5,618,153)		5,381,047

	Shares
PREFERRED STOCK — 1.0%
Communication Services — 1.0%
T-Mobile USA
6.250%, 09/01/69	118,061	2,945,622
5.500%, 03/01/70	84,848	1,883,626
Total Preferred Stock
(Cost $4,699,872)		4,829,248

	Face Amount
COMMERCIAL PAPER — 3.0%
Brookfield Infrastructure
4.081%, 05/21/26 (D)	250,000	249,390
CBRE Services
3.959%, 05/20/26 (D)	250,000	249,440
Extra Space Storage
4.095%, 05/19/26 (D)	500,000	498,932
Fidelity National
4.077%, 05/01/26 (D)	500,000	499,946
Genuine Parts
4.435%, 05/08/26 (D)	400,000	399,632
Humana
4.042%, 05/04/26 (D)	750,000	749,670
John Deere Financial
3.688%, 05/21/26 (D)	250,000	249,451
JTI Fin Services
3.905%, 05/04/26 (D)	500,000	499,792
Keurig Dr Pepper
4.374%, 06/01/26 (D)	1,000,000	996,208
4.101%, 05/01/26 (D)	8,300,000	8,299,048
Marsh & Mclennan
4.009%, 05/12/26 (D)	250,000	249,667
Rogers Communications
4.233%, 05/14/26 (D)	1,000,000	998,417
SPIRE INC
4.062%, 05/12/26 (D)	500,000	499,334
Telus Corp
4.113%, 05/27/26 (D)	100,000	99,674
Total Commercial Paper
(Cost $14,540,133)		14,538,601

FROST CREDIT FUND April 30, 2026 (Unaudited)

Description	Face Amount	Value
REPURCHASE AGREEMENT(E) — 0.7%
Tri-Party Overnight
3.550%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $3,600,355 (collateralized by various Government Obligations, ranging in par value $32 - $3,127,708, 0.000% - 9.450%, 05/15/2026 - 11/15/2042, with a total market value of $4,220,009)	$3,600,000	$3,600,000
Total Repurchase Agreement
(Cost $3,600,000)		3,600,000

Total Investments — 99.7%
(Cost $495,601,686)		$489,820,980

Percentages are based on Net Assets of $491,222,762.

‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at April 30, 2026 was $297,956,939 and represents 60.7% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2026. The coupon on a step bond changes on a specific date.
(D)	Interest rate represents the security’s effective yield at the time of purchase.
(E)	Tri-Party Repurchase Agreement.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

FIA-QH-001-3700

FROST LOW DURATION BOND FUND April 30, 2026 (Unaudited)

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 45.0%
U.S. Treasury Notes
4.000%, 01/31/29 to 02/28/30	$80,000,000	$80,125,391
3.500%, 02/28/31	25,000,000	24,441,406
Total U.S. Treasury Obligations
(Cost $104,061,463)		104,566,797

ASSET-BACKED SECURITIES — 25.8%
Automotive — 19.8%
American Credit Acceptance Receivables Trust 2026-2, Ser 2026-2, Cl D
5.180%, 06/08/32 (A)	5,000,000	4,977,039
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl C
5.730%, 07/12/30 (A)	2,000,000	2,012,399
American Credit Acceptance Receivables Trust, Ser 2025-1, Cl C
5.090%, 08/12/31 (A)	5,000,000	5,024,427
American Credit Acceptance Receivables Trust, Ser 2026-1, Cl D
5.100%, 01/12/33 (A)	5,000,000	4,967,563
Bridgecrest Lending Auto Securitization Trust, Ser 2025-1, Cl C
5.150%, 12/17/29	3,810,000	3,836,464
Carmax Auto Owner Trust, Ser 2022-4, Cl D
8.080%, 04/16/29	1,500,000	1,535,920
Flagship Credit Auto Trust, Ser 2024-3, Cl B
5.350%, 07/16/29 (A)	5,000,000	5,008,738
Lendbuzz Securitization Trust, Ser 2024-2A, Cl B
6.520%, 07/16/29 (A)	1,250,000	1,266,482
Prestige Auto Receivables Trust, Ser 2021-1A, Cl D
2.080%, 02/15/28 (A)	2,271,414	2,253,082
Prestige Auto Receivables Trust, Ser 2023-2A, Cl C
7.120%, 08/15/29 (A)	4,250,000	4,271,420
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (A)	3,000,000	3,039,543
WF Card Issuance Trust, Ser 2026-A1, Cl A
4.080%, 04/15/31	8,000,000	7,977,417
		46,170,494
Credit Card — 0.9%
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/31	2,000,000	2,025,076
Description	Face Amount	Value
Other Asset-Backed Securities — 5.1%
Aqua Finance Trust, Ser 2021-A, Cl B
2.400%, 07/17/46 (A)	$913,947	$849,051
BXG Receivables Note Trust, Ser 2023-A, Cl A
5.770%, 11/15/38 (A)	1,556,586	1,575,928
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	1,094,286	1,028,116
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	178,675	171,667
Dext ABS, Ser 2025-1, Cl B
4.980%, 08/15/35 (A)	2,750,000	2,767,045
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/39 (A)	225,039	228,778
Hilton Grand Vacations Trust, Ser 2024-2A, Cl C
5.990%, 03/25/38 (A)	1,230,527	1,254,484
Hilton Grand Vacations Trust, Ser 2024-3A, Cl A
4.980%, 08/27/40 (A)	1,575,013	1,581,788
Mosaic Solar Loan Trust, Ser 2021-3A, Cl B
1.920%, 06/20/52 (A)	533,906	383,509
Mosaic Solar Loans Trust, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	105,227	103,387
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/61 (A)	2,000,000	1,680,000
Oportun Issuance Trust, Ser 2021-B, Cl A
1.470%, 05/08/31 (A)	214,042	210,631
		11,834,384
Total Asset-Backed Securities
(Cost $60,458,849)		60,029,954

CORPORATE OBLIGATIONS — 17.0%
Communication Services — 5.1%
News
3.875%, 05/15/29(A)	6,000,000	5,803,847
WMG Acquisition
3.750%, 12/01/29(A)	6,500,000	6,170,527
		11,974,374
Energy — 2.2%
Societe Generale
5.512%, SOFR + 1.650%, 05/22/31 (A)(B)	5,000,000	5,105,669
Financials — 4.5%
Ally Financial
5.737%, SOFRINDX + 1.960%, 05/15/29(B)	2,000,000	2,030,454
Capital One Financial
5.463%, SOFR + 1.560%, 07/26/30(B)	4,000,000	4,085,162

FROST LOW DURATION BOND FUND April 30, 2026 (Unaudited)

Description	Face Amount	Value
Fidelity National Information Services
4.800%, 03/10/31	$1,000,000	$994,656
Golub Capital BDC
7.050%, 12/05/28	1,200,000	1,234,338
JPMorgan Chase
4.995%, SOFR + 1.125%, 07/22/30(B)	2,000,000	2,024,654
		10,369,264
Industrials — 2.2%
MasTec
6.625%, 08/15/29 (A)	5,173,000	5,173,000

Information Technology — 3.0%
Kyndryl Holdings
2.050%, 10/15/26	7,000,000	6,908,088

Total Corporate Obligations
(Cost $39,550,509)		39,530,395

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
FHLB
4.500%, 04/08/31	5,000,000	4,969,436
4.000%, 12/23/30	5,000,000	4,937,901
Total U.S. Government Agency Obligations
(Cost $10,000,000)		9,907,337

MUNICIPAL BOND — 3.3%
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	7,625,000	7,734,893
Total Municipal Bonds
(Cost $7,798,092)		7,734,893

MORTGAGE-BACKED SECURITIES — 1.4%
Agency Mortgage-Backed Obligation — 1.2%
GNMA, Ser 2025-148, Cl PT
4.500%, 12/16/64 (B)	2,979,867	2,861,747

Commercial Mortgage-Backed Obligation — 0.0%
Benchmark Mortgage Trust, Ser 2020-B19, Cl A2
1.691%, 09/15/53	20,610	20,564

Non-Agency Residential Mortgage-Backed Obligation — 0.2%
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(B)	369,021	371,169

Total Mortgage-Backed Securities
(Cost $3,197,641)		3,253,480

COMMERCIAL PAPER — 2.3%
Genuine Parts
4.435%, 05/08/26 (C)	100,000	99,908
Hilltop
3.955%, 05/20/26 (C)	4,000,000	3,990,720
Humana
4.042%, 05/04/26 (C)	250,000	249,890
Description	Face Amount	Value
Keurig Dr Pepper Inc
4.310%, 05/04/26 (C)	$300,000	$299,862
Marsh & Mclennan
4.009%, 05/12/26 (C)	100,000	99,867
Oracle Corp
4.253%, 05/22/26 (C)	500,000	498,752
Total Commercial Paper
(Cost $5,240,058)		5,238,999

Total Investments — 99.1%
(Cost $230,306,612)		$230,261,855

Percentages are based on Net Assets of $232,384,133.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at April 30, 2026 was $67,279,289 and represents 29.0% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Interest rate represents the security’s effective yield at the time of purchase.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

FIA-QH-001-3700

Glossary April 30, 2026 (Unaudited)

Fund Abbreviations
ABS — Asset-Backed Security
Cl — Class
CLO — Collateralized Loan Obligation
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — 1 Year US Treasury Yield Curve Constant Maturity Rate
H15T5Y — 5 Year US Treasury Yield Curve Constant Maturity Rate
IO — Interest Only - face amount represents notional amount
MTN — Medium Term Note
PSF-GTD — Texas Public School Fund Guarantee
RB — Revenue Bond
Ser — Series
SOFRINDX — Secured Overnight Financing Rate Index
SOFR30A — Secured Overnight Financing Rate 30 Day Average
STRIPS — Separately Traded Registered Interest and Principal Securities
TA — Tax Allocation
TSFR1M — 1 Month CME Term Secured
TSFR3M — 3 Month CME Term Secured
US0001M — ICE LIBOR USD 1 Month
Currency Abbreviations
USD — U.S. Dollar